Shareholder Report, Line Graph (Details) - USD ($)					1 Months Ended	4 Months Ended	7 Months Ended	8 Months Ended		12 Months Ended		20 Months Ended		24 Months Ended	32 Months Ended		36 Months Ended	44 Months Ended		48 Months Ended	56 Months Ended		60 Months Ended	68 Months Ended	72 Months Ended	80 Months Ended	84 Months Ended	92 Months Ended	96 Months Ended	104 Months Ended	108 Months Ended	116 Months Ended	120 Months Ended
	Feb. 09, 2026	Dec. 30, 2021	Jan. 03, 2017	Aug. 31, 2016	Feb. 28, 2026	May 31, 2026	Aug. 31, 2026	Aug. 31, 2022	Aug. 31, 2017	Aug. 31, 2026	Aug. 31, 2017	Aug. 31, 2023	Aug. 31, 2018	Aug. 31, 2018	Aug. 31, 2024	Aug. 31, 2019	Aug. 31, 2019	Aug. 31, 2025	Aug. 31, 2020	Aug. 31, 2020	Aug. 31, 2026	Aug. 31, 2021	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2026	Aug. 31, 2026
C000256546
Account Value [Line Items]
Line Graph and Table Measure Name										Victory High Income Municipal Fund
Accumulated Value				$ 9,781							$ 9,911			$ 10,466			$ 11,291			$ 11,243			$ 12,183		$ 10,940		$ 10,585		$ 11,504		$ 11,169		$ 11,387
C000256547
Account Value [Line Items]
Line Graph and Table Measure Name										Victory High Income Municipal Fund
Accumulated Value				10,000							10,055			10,538			11,282			11,164			12,004		10,698		10,272		11,077		10,755		10,966
C000256545
Account Value [Line Items]
Accumulated Value				1,000,000							1,015,908			1,073,370			1,161,334			1,160,226			1,259,301		1,135,009		1,098,208		1,197,304		1,166,291		1,191,783
C000256553
Account Value [Line Items]
Line Graph and Table Measure Name										Victory Pioneer Active Credit Fund
Accumulated Value			$ 9,775						$ 10,263				$ 10,530			$ 11,282			$ 11,533			$ 12,730		$ 11,516		$ 11,961		$ 13,429		$ 14,416		$ 15,137
C000256554
Account Value [Line Items]
Line Graph and Table Measure Name										Victory Pioneer Active Credit Fund
Accumulated Value			10,000						10,443				10,635			11,311			11,569			12,663		11,371		11,706		13,051		13,957		14,656
C000256552
Account Value [Line Items]
Accumulated Value			1,000,000						1,051,457				1,081,508			1,161,744			1,190,911			1,318,770		1,196,048		1,246,201		1,404,577		1,510,324		1,590,695
C000256525
Account Value [Line Items]
Line Graph and Table Measure Name										Victory Pioneer Disciplined Growth Fund
Accumulated Value				9,425							11,087			13,032			13,923			18,821			24,471		20,839		24,628		29,693		35,777		42,161
C000256524
Account Value [Line Items]
Line Graph and Table Measure Name										Victory Pioneer Disciplined Growth Fund
Accumulated Value				10,000							11,668			13,606			14,427			19,349			24,942		21,074		24,715		29,546		35,600		41,953
C000256526
Account Value [Line Items]
Accumulated Value	$ 10,000				$ 9,860	$ 11,260	$ 11,350
C000256523
Account Value [Line Items]
Accumulated Value				1,000,000							1,179,389			1,388,401			1,486,876			2,014,933			2,625,013		2,236,253		2,648,933		3,196,972		3,858,501		4,556,616
C000256530
Account Value [Line Items]
Line Graph and Table Measure Name										Victory Pioneer Disciplined Value Fund
Accumulated Value				9,422							11,295			12,548			12,343			12,832			17,473		16,427		17,870		20,389		22,865		27,634
C000256529
Account Value [Line Items]
Line Graph and Table Measure Name										Victory Pioneer Disciplined Value Fund
Accumulated Value				10,000							11,898			13,122			12,808			13,220			17,865		16,665		17,983		20,368		22,841		27,606
C000256527
Account Value [Line Items]
Accumulated Value		$ 10,000						$ 8,837				$ 9,654			$ 11,052			$ 12,433			$ 15,085
C000256528
Account Value [Line Items]
Accumulated Value				1,000,000							1,201,980			1,339,278			1,321,418			1,377,422			1,882,561		1,775,688		1,938,552		2,220,873		2,496,956		3,029,719
C000256497
Account Value [Line Items]
Line Graph and Table Measure Name										Victory Pioneer Fundamental Growth Fund
Accumulated Value				9,423							11,026			12,910			14,017			18,388			23,144		19,364		23,678		29,587		32,721		36,517
C000256499
Account Value [Line Items]
Line Graph and Table Measure Name										Victory Pioneer Fundamental Growth Fund
Accumulated Value				10,000							11,625			13,525			14,585			19,011			23,757		19,732		23,957		29,710		32,856		36,668
C000256495
Account Value [Line Items]
Accumulated Value				10,000							11,672			13,625			14,744			19,280			24,172		20,136		24,539		30,545		33,648		37,388
C000256496
Account Value [Line Items]
Accumulated Value				10,000							11,756			13,825			15,069			19,853			25,082		21,050		25,839		32,395		35,948		40,264
C000256498
Account Value [Line Items]
Accumulated Value				1,000,000							1,173,943			1,379,045			1,502,144			1,976,698			2,494,075		2,091,524		2,564,394		3,211,630		3,560,890		3,983,374
C000256625
Account Value [Line Items]
Line Graph and Table Measure Name										Victory Pioneer Global Equity Fund
Accumulated Value				9,425							11,204			12,326			11,263			13,153			17,827		16,213		18,574		22,633		27,771		36,360
C000256626
Account Value [Line Items]
Line Graph and Table Measure Name										Victory Pioneer Global Equity Fund
Accumulated Value				10,000							11,800			12,879			11,677			13,526			18,197		16,434		18,688		22,588		27,715		36,287
C000256627
Account Value [Line Items]
Accumulated Value				10,000							11,944			13,195			12,108			14,210			19,340		17,664		20,321		24,846		30,599		40,197
C000256624
Account Value [Line Items]
Accumulated Value				1,000,000							1,194,521			1,319,908			1,211,863			1,421,434			1,934,564		1,766,933		2,032,986		2,485,239		3,059,752		4,021,116
C000256539
Account Value [Line Items]
Line Graph and Table Measure Name										Victory Pioneer Multi-Asset Ultrashort Income Fund
C000256540
Account Value [Line Items]
Line Graph and Table Measure Name										Victory Pioneer Multi-Asset Ultrashort Income Fund
Accumulated Value				10,000							10,165			10,308			10,552			10,419			10,648		10,598		11,158		11,922		12,541		12,997
C000256541
Account Value [Line Items]
Accumulated Value				10,000							10,230			10,431			10,725			10,646			10,937		10,944		11,584		12,442		13,117		13,626
C000256538
Account Value [Line Items]
Accumulated Value				1,000,000							1,020,921			1,040,231			1,069,898			1,060,134			1,087,118		1,088,065		1,150,821		1,235,043		1,299,675		1,348,831
C000256532
Account Value [Line Items]
Line Graph and Table Measure Name										Victory Pioneer Short Term Income Fund
C000256533
Account Value [Line Items]
Line Graph and Table Measure Name										Victory Pioneer Short Term Income Fund
Accumulated Value				10,000							10,158			10,203			10,639			10,583			11,010		10,592		10,899		11,756		12,385		12,612
C000256534
Account Value [Line Items]
Accumulated Value				10,000							10,225			10,319			10,820			10,836			11,336		10,967		11,357		12,299		13,004		13,278
C000256531
Account Value [Line Items]
Accumulated Value				1,000,000							1,020,402			1,029,614			1,079,188			1,079,621			1,129,589		1,092,473		1,131,220		1,225,061		1,294,614		1,321,220
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg Municipal Bond Index
Accumulated Value				10,000							10,088			10,138			11,022			11,378			11,765		10,749		10,932		11,598		11,607		12,085
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg Municipal Bond Index
Accumulated Value				10,000							10,088			10,138			11,022			11,378			11,765		10,749		10,932		11,598		11,607		12,085
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg Municipal Bond Index
Accumulated Value				1,000,000							1,008,835			1,013,755			1,102,154			1,137,814			1,176,453		1,074,896		1,093,215		1,159,779		1,160,671		1,208,483
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000						10,366				10,258			11,301			12,033			12,023		10,638		10,511		11,278		11,632		11,852
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000						10,366				10,258			11,301			12,033			12,023		10,638		10,511		11,278		11,632		11,852
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value			1,000,000						1,036,643				1,025,767			1,130,114			1,203,269			1,202,256		1,063,807		1,051,113		1,127,806		1,163,179		1,185,170
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value				10,000							11,623			13,909			14,315			17,455			22,895		20,325		23,566		29,960		34,718		41,793
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value				10,000							11,623			13,909			14,315			17,455			22,895		20,325		23,566		29,960		34,718		41,793
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value				1,000,000							1,162,341			1,390,873			1,431,508			1,745,535			2,289,543		2,032,483		2,356,553		2,996,010		3,471,765		4,179,303
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value				10,000							11,623			13,909			14,315			17,455			22,895		20,325		23,566		29,960		34,718		41,793
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value				10,000							11,623			13,909			14,315			17,455			22,895		20,325		23,566		29,960		34,718		41,793
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value		10,000						8,364				9,698			12,329			14,287			17,198
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value				1,000,000							1,162,341			1,390,873			1,431,508			1,745,535			2,289,543		2,032,483		2,356,553		2,996,010		3,471,765		4,179,303
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value				10,000							11,623			13,909			14,315			17,455			22,895		20,325		23,566		29,960		34,718		41,793
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value				10,000							11,623			13,909			14,315			17,455			22,895		20,325		23,566		29,960		34,718		41,793
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value				10,000							11,623			13,909			14,315			17,455			22,895		20,325		23,566		29,960		34,718		41,793
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value				10,000							11,623			13,909			14,315			17,455			22,895		20,325		23,566		29,960		34,718		41,793
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value				1,000,000							1,162,341			1,390,873			1,431,508			1,745,535			2,289,543		2,032,483		2,356,553		2,996,010		3,471,765		4,179,303
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI All Country World Index
Accumulated Value				10,000							11,711			13,047			13,011			15,161			19,503		16,405		18,694		23,076		26,720		32,692
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI All Country World Index
Accumulated Value				10,000							11,711			13,047			13,011			15,161			19,503		16,405		18,694		23,076		26,720		32,692
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI All Country World Index
Accumulated Value				10,000							11,711			13,047			13,011			15,161			19,503		16,405		18,694		23,076		26,720		32,692
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI All Country World Index
Accumulated Value				1,000,000							1,171,084			1,304,742			1,301,102			1,516,124			1,950,320		1,640,502		1,869,367		2,307,562		2,672,033		3,269,213
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000							10,049			9,944			10,955			11,664			11,655		10,313		10,189		10,933		11,276		11,489
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000							10,049			9,944			10,955			11,664			11,655		10,313		10,189		10,933		11,276		11,489
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000							10,049			9,944			10,955			11,664			11,655		10,313		10,189		10,933		11,276		11,489
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value				1,000,000							1,004,921			994,377			1,095,531			1,166,448			1,165,466		1,031,253		1,018,948		1,093,294		1,127,584		1,148,902
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000							10,049			9,944			10,955			11,664			11,655		10,313		10,189		10,933		11,276		11,489
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000							10,049			9,944			10,955			11,664			11,655		10,313		10,189		10,933		11,276		11,489
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000							10,049			9,944			10,955			11,664			11,655		10,313		10,189		10,933		11,276		11,489
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value				1,000,000							1,004,921			994,377			1,095,531			1,166,448			1,165,466		1,031,253		1,018,948		1,093,294		1,127,584		1,148,902
Bloomberg Barclays High Yield Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg High Yield Municipal Bond Index
Accumulated Value				10,000							10,225			10,860			11,925			12,040			13,506		12,146		12,210		13,721		13,516		14,416
Bloomberg Barclays High Yield Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg High Yield Municipal Bond Index
Accumulated Value				10,000							10,225			10,860			11,925			12,040			13,506		12,146		12,210		13,721		13,516		14,416
Bloomberg Barclays High Yield Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg High Yield Municipal Bond Index
Accumulated Value				1,000,000							1,022,511			1,086,009			1,192,496			1,203,976			1,350,553		1,214,649		1,220,987		1,372,108		1,351,599		1,441,644
ICE BofA High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name										ICE BofA US High Yield Index
Accumulated Value			10,000						10,581				10,926			11,645			12,077			13,316		11,928		12,764		14,356		15,524		16,269
ICE BofA High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name										ICE BofA US High Yield Index
Accumulated Value			10,000						10,581				10,926			11,645			12,077			13,316		11,928		12,764		14,356		15,524		16,269
ICE BofA High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name										ICE BofA US High Yield Index
Accumulated Value			$ 1,000,000						$ 1,058,091				$ 1,092,614			$ 1,164,514			$ 1,207,700			$ 1,331,626		$ 1,192,795		$ 1,276,381		$ 1,435,561		$ 1,552,405		$ 1,626,869
Russell 1000 Growth
Account Value [Line Items]
Accumulated Value				10,000							12,081			15,371			16,028			23,135			29,734		24,068		29,347		38,372		47,036		52,124
Russell 1000 Growth
Account Value [Line Items]
Accumulated Value				10,000							12,081			15,371			16,028			23,135			29,734		24,068		29,347		38,372		47,036		52,124
Russell 1000 Growth
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	$ 10,000				$ 9,765	$ 11,103	$ 10,676
Russell 1000 Growth
Account Value [Line Items]
Accumulated Value				1,000,000							1,208,149			1,537,098			1,602,783			2,313,475			2,973,400		2,406,773		2,934,731		3,837,248		4,703,599		5,212,395
Russell 1000 Value
Account Value [Line Items]
Accumulated Value				10,000							11,158			12,549			12,627			12,733			17,373		16,291		17,692		21,433		23,433		30,398
Russell 1000 Value
Account Value [Line Items]
Accumulated Value				10,000							11,158			12,549			12,627			12,733			17,373		16,291		17,692		21,433		23,433		30,398
Russell 1000 Value
Account Value [Line Items]
Accumulated Value		$ 10,000						$ 9,015				$ 9,790			$ 11,860			$ 12,966			$ 16,821
Russell 1000 Value
Account Value [Line Items]
Accumulated Value				1,000,000							1,115,780			1,254,906			1,262,652			1,273,261			1,737,301		1,629,150		1,769,158		2,143,331		2,343,253		3,039,750
Russell 1000 Growth
Account Value [Line Items]
Accumulated Value				10,000							12,081			15,371			16,028			23,135			29,734		24,068		29,347		38,372		47,036		52,124
Russell 1000 Growth
Account Value [Line Items]
Accumulated Value				10,000							12,081			15,371			16,028			23,135			29,734		24,068		29,347		38,372		47,036		52,124
Russell 1000 Growth
Account Value [Line Items]
Accumulated Value				10,000							12,081			15,371			16,028			23,135			29,734		24,068		29,347		38,372		47,036		52,124
Russell 1000 Growth
Account Value [Line Items]
Accumulated Value				10,000							12,081			15,371			16,028			23,135			29,734		24,068		29,347		38,372		47,036		52,124
Russell 1000 Growth
Account Value [Line Items]
Accumulated Value				1,000,000							1,208,149			1,537,098			1,602,783			2,313,475			2,973,400		2,406,773		2,934,731		3,837,248		4,703,599		5,212,395
MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI World Index (Net)
Accumulated Value				10,000							11,619			13,141			13,175			15,387			19,967		16,957		19,603		24,393		28,217		33,965
MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI World Index (Net)
Accumulated Value				10,000							11,619			13,141			13,175			15,387			19,967		16,957		19,603		24,393		28,217		33,965
MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI World Index (Net)
Accumulated Value				10,000							11,619			13,141			13,175			15,387			19,967		16,957		19,603		24,393		28,217		33,965
MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI World Index (Net)
Accumulated Value				1,000,000							1,161,853			1,314,109			1,317,536			1,538,694			1,996,681		1,695,677		1,960,273		2,439,265		2,821,661		3,396,516
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name										ICE BofA 3-Month US Treasury Bill Index
Accumulated Value				10,000							10,062			10,215			10,456			10,589			10,597		10,636		11,089		11,697		12,221		12,675
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name										ICE BofA 3-Month US Treasury Bill Index
Accumulated Value				10,000							10,062			10,215			10,456			10,589			10,597		10,636		11,089		11,697		12,221		12,675
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name										ICE BofA 3-Month US Treasury Bill Index
Accumulated Value				10,000							10,062			10,215			10,456			10,589			10,597		10,636		11,089		11,697		12,221		12,675
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name										ICE BofA 3-Month US Treasury Bill Index
Accumulated Value				1,000,000							1,006,195			1,021,514			1,045,641			1,058,881			1,059,688		1,063,633		1,108,880		1,169,667		1,222,115		1,267,475
Bloomberg 1-3 Year Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg 1-3 Year Government/Credit Total Return Index
Accumulated Value				10,000							10,090			10,106			10,572			10,960			11,003		10,565		10,730		11,401		11,930		12,251
Bloomberg 1-3 Year Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg 1-3 Year Government/Credit Total Return Index
Accumulated Value				10,000							10,090			10,106			10,572			10,960			11,003		10,565		10,730		11,401		11,930		12,251
Bloomberg 1-3 Year Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg 1-3 Year Government/Credit Total Return Index
Accumulated Value				10,000							10,090			10,106			10,572			10,960			11,003		10,565		10,730		11,401		11,930		12,251
Bloomberg 1-3 Year Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg 1-3 Year Government/Credit Total Return Index
Accumulated Value				$ 1,000,000							$ 1,009,007			$ 1,010,560			$ 1,057,242			$ 1,095,982			$ 1,100,257		$ 1,056,481		$ 1,073,037		$ 1,140,126		$ 1,193,037		$ 1,225,076